Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 77.8%
Federal Home Loan Mortgage Corp.:
3.0%, 9/1/2047	692,924	708,580
3.5%, 9/1/2047	617,602	638,931
4.0%, with various maturities from 1/1/2045 until 12/1/2045	504,848	539,009
Federal National Mortgage Association:
3.0%, with various maturities from 3/1/2047 until 10/1/2049 (a)	2,400,678	2,446,089
3.5%, with various maturities from 8/1/2047 until 1/1/2048	1,809,805	1,879,297
4.0%, 8/1/2047	901,260	947,094
Government National Mortgage Association:
3.0%, with various maturities from 5/20/2045 until 11/20/2048	2,119,965	2,179,665
3.5%, with various maturities from 4/15/2042 until 10/1/2049 (a)	7,004,444	7,326,882
4.0%, with various maturities from 6/20/2047 until 10/1/2049 (a)	5,589,002	5,815,588
4.5%, with various maturities from 4/20/2035 until 6/20/2049	3,094,793	3,291,341
4.55%, 1/15/2041	94,971	102,272
4.625%, 5/15/2041	95,732	102,000
5.0%, with various maturities from 12/15/2032 until 8/15/2040	129,097	143,343
5.5%, with various maturities from 1/15/2034 until 6/15/2042	483,826	546,302
6.0%, with various maturities from 5/20/2034 until 1/15/2038	248,295	285,380
6.5%, with various maturities from 9/15/2036 until 2/15/2039	196,168	223,081
7.0%, with various maturities from 2/20/2027 until 2/15/2038	58,806	59,809
7.5%, 10/20/2031	2,995	3,463
Total Mortgage-Backed Securities Pass-Throughs (Cost $26,796,237)		27,238,126
Asset-Backed 6.8%
Automobile Receivables 3.0%
AmeriCredit Automobile Receivables Trust:
"A3", Series 2017-1, 1.87%, 8/18/2021	38,241	38,223
"C", Series 2019-2, 2.74%, 4/18/2025	330,000	334,030
"D", Series 2017-3, 3.18%, 7/18/2023	210,000	212,430
Hertz Vehicle Financing II LP, "A", Series 2018-1A, 144A, 3.29%, 2/25/2024	350,000	358,870
United Auto Credit Securitization Trust, "A", Series 2019-1, 144A, 2.82%, 7/12/2021	124,568	124,616
		1,068,169
Miscellaneous 3.8%
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 3.418% *, 1/20/2031	380,000	378,195
GMF Floorplan Owner Revolving Trust, "B", Series 2019-2, 144A, 3.1%, 4/15/2026	440,000	452,309
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	308,208	313,778
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	179,268	180,235
		1,324,517
Total Asset-Backed (Cost $2,363,195)		2,392,686
Collateralized Mortgage Obligations 14.9%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	64,719	59,099
"CZ", Series 4113, 3.0%, 9/15/2042	331,580	338,031
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	220,132	24,498
"C1", Series 329, Interest Only, 4.0%, 12/15/2041	646,560	106,428
"UA", Series 4298, 4.0%, 2/15/2054	53,835	54,387
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	665,757	120,570
"C28", Series 303, Interest Only, 4.5%, 1/15/2043	764,829	139,352
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	19,433	639
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	248,322	66,174
"A", Series 172, Interest Only, 6.5%, 1/1/2024	4,222	414
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	359,511	86,460
Federal National Mortgage Association:
"FE", Series 2018-94, 1-month USD-LIBOR + 0.400%, 2.418% * , 1/25/2049	329,907	329,468
"Z", Series 2013-44, 3.0%, 5/25/2043	101,633	103,051
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	860,680	125,655
"4", Series 406, Interest Only, 4.0%, 9/25/2040	166,696	28,744
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	701,254	141,905
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040	268,843	52,170
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	370,170	77,296
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	306,796	66,227
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	16,015	228
"YT", Series 2013-35, 6.5%, 9/25/2032	406,247	455,060
Government National Mortgage Association:
"JZ", Series 110-2017, 3.0%, 7/20/2047	259,299	257,930
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043	414,102	65,531
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043	191,563	34,157
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	554,145	35,444
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	175,335	15,148
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	152,098	20,227
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	103,091	13,914
"GZ", Series 2005-24, 5.0%, 3/20/2035	690,644	811,962
"AZ", Series 2019-31, 5.0%, 3/20/2049	295,624	335,970
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	150,779	35,359
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	76,847	9,007
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	26,083	5,815
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	184,975	183
JP Morgan Mortgage Trust:
"A6", Series 2017-2, 144A, 3.0%, 5/25/2047	442,334	444,039
"A5", Series 2017-4, 144A, 3.5%, 11/25/2048	274,334	277,389
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	287,412	288,018
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	196,430	198,972
Total Collateralized Mortgage Obligations (Cost $5,101,789)		5,224,921
Commercial Mortgage-Backed Securities 4.8%
BANK, "A3", Series 2019-BN20, 3.011%, 9/15/2061	350,000	365,662
Benchmark Mortgage Trust, "A4" Series 2019-B13, 2.952%, 8/15/2057 (a)	413,045	428,270
FHLMC Multifamily Structured Pass-Through Certificates, "X1P", Series KL05, Interest Only, 1.024%, 6/25/2029	1,400,000	105,175
Wells Fargo Commercial Mortgage Trust, "A4", Series 2016-NXS6, 2.918%, 11/15/2049	750,000	775,734
Total Commercial Mortgage-Backed Securities (Cost $1,617,949)		1,674,841
Government & Agency Obligations 1.6%
U.S. Treasury Obligation
U.S. Treasury Inflation-Indexed Note, 0.5%, 4/15/2024 (Cost $564,963)	559,482	566,178
Short-Term U.S. Treasury Obligations 5.9%
U.S. Treasury Bills:
1.802% **, 7/16/2020 (b)	380,000	374,612
2.07% **, 10/15/2019	1,200,000	1,199,209
2.582% **, 10/10/2019 (c)	500,000	499,779
Total Short-Term U.S. Treasury Obligations (Cost $2,073,215)		2,073,600
	Shares	Value ($)
Cash Equivalents 8.9%
DWS Central Cash Management Government Fund, 1.96% (d)	1,982,804	1,982,804
DWS ESG Liquidity Fund "Capital Shares", 2.14% (d)	1,118,082	1,118,194
Total Cash Equivalents (Cost $3,100,779)		3,100,998
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $41,618,127)	120.7	42,271,350
Other Assets and Liabilities, Net	(20.7)	(7,247,057)
Net Assets	100.0	35,024,293

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Cash Eqivalents 8.9%
DWS Central Cash Management Government Fund, 1.96% (d)
3,485,215	25,014,632	26,517,043	—	—	42,291	—	1,982,804	1,982,804
DWS ESG Liquidity Fund "Capital Shares", 2.14% (d)
3,784,362	33,723	2,700,540	809	(160)	16,815	—	1,118,082	1,118,194
7,269,577	25,048,355	29,217,583	809	(160)	59,106	—	3,100,886	3,100,998

* Variable or floating rate security. These securities are shown at their current rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) When-issued, delayed delivery or forward commitment securities included.
(b) At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized (Depreciation) ($)
2 Year U.S. Treasury Note	USD	12/31/2019	44	9,509,950	9,482,000	(27,950)
U.S. Treasury Long Bond	USD	12/19/2019	2	329,505	324,625	(4,880)
Ultra 10 Year U.S. Treasury Note	USD	12/19/2019	18	2,572,700	2,563,312	(9,388)
Ultra Long U.S. Treasury Bond	USD	12/19/2019	5	975,482	959,531	(15,951)
Total net unrealized depreciation						(58,169)

At September 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	12/19/2019	8	1,051,901	1,042,500	9,401
5 Year U.S. Treasury Note	USD	12/31/2019	30	3,593,363	3,574,452	18,911
Total net unrealized appreciation						28,312

At September 30, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 1.961% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/28/2019 6/28/2029	300,000	USD	(12,282)	—	(12,282)
Fixed — 1.756% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/17/2019 9/17/2029	400,000	USD	(7,095)	—	(7,095)
Fixed — 1.565% Semi-Annually	Floating — 3-Month LIBOR Quarterly	9/27/2019 9/27/2029	400,000	USD	224	—	224
Floating — 3-Month LIBOR Quarterly	Fixed — 1.48% Semi-Annually	9/16/2019 9/16/2021	9,700,000	USD	(24,906)	—	(24,906)
Fixed — 2.724% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	700,000	USD	(72,170)	—	(72,170)
Fixed — 2.085% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/30/2019 5/31/2022	200,000	USD	(3,646)	—	(3,646)
Fixed — 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/21/2019 2/21/2023	300,000	USD	(7,881)	—	(7,881)
Fixed — 2.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly	12/20/2017 12/20/2032	500,000	USD	(52,277)	—	(52,277)
Total net unrealized depreciation							(180,033)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at September 30, 2019 is 2.100%.

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Mortgage-Backed Securities Pass-Throughs	$—	$27,238,126	$—	$27,238,126
Asset-Backed	—	2,392,686	—	2,392,686
Collateralized Mortgage Obligations	—	5,224,921	—	5,224,921
Commercial Mortgage-Backed Securities	—	1,674,841	—	1,674,841
Government & Agency Obligations	—	566,178	—	566,178
Short-Term U.S. Treasury Obligations	—	2,073,600	—	2,073,600
Short-Term Investments (e)	3,100,998	—	—	3,100,998
Derivatives (f)
Futures Contracts	$28,312	$—	$—	$28,312
Interest Rate Swap Contracts	—	224	—	224
Total	$3,129,310	$39,170,576	$—	$42,299,886
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(58,169)	$—	$—	$(58,169)
Interest Rate Swap Contracts	—	(180,257)	—	(180,257)
Total	$(58,169)	$(180,257)	$—	$(238,426)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ (29,857)	$ (180,033)